Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Other financial assets		$ 1,530	$ 1,683
Current other financial assets		619	561
Non-current other financial assets		911	1,122
Cash and cash equivalents		18,532	11,894	$ 12,501
Trade and other receivables		5,090	4,253
Total financial assets		24,634	17,353
Non-financial assets		96,753	91,437
Total assets		121,387	108,790	102,362
Other financial liabilities		5,923	1,578
Current other financial liabilities		317	214
Non-current other financial liabilities		5,606	1,364
Trade and other payables		7,627	6,670
Bank overdrafts and short-term borrowings		0	1	3
Notes and debentures		19,942	18,663
Lease liabilities	[1],[2]	3,496	2,953
Total financial liabilities		40,583	32,654
Non-financial liabilities		24,483	23,918
Total liabilities		65,066	56,572	$ 53,242
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		18,532	11,894
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	[3]	0	1
Bank loans	[3]	4,534	3,731
Notes and debentures	[3]	18,945	17,653
Other	[3]	146	158
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities		26	130
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	[4]	291	84
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial liabilities	[5]	1,306	1,056
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial liabilities	[4]	4,300	308
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	[6]	6,817	6,087
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		722	493
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	[5]	12	13
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	[7]	450	275
Current other financial assets [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	[8]	91	0
Current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	[9]	49	236
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	[10]	17	37
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	[5]	227	448
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	[7]	182	158
Non-current other financial assets [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	[8]	162	122
Non-current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	[9],[11]	166	191
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets		103	64
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	[10]	71	139
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[12]	1,143	1,195
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		$ 3,429	$ 2,581

[1]	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.
[2]	Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.
[3]	All interest bearing liabilities, excluding lease liabilities, are unsecured.
[4]	Includes the liability associated with the Antamina silver streaming agreement with Wheaton Precious Metals International Ltd of US$4,273 million (2025: US$ nil) and the settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations of US$308 million (2025: US$378 million).
[5]	Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.
[6]	Excludes input taxes of US$88 million (2025: US$90 million) included in other payables.
[7]	Includes net other derivative assets of US$49 million related to power purchase contract agreements that are categorised as Level 3 (2025: US$37 million).
[8]	Includes receivables contingent on future realised coal price of US$67 million in relation to the divestment of the Blackwater and Daunia mines (2025: US$122 million), receivables contingent on the outcome of future events relating to mining and regulatory approvals of US$131 million (2025: US$ nil) and restoration and reclamation trusts which are restricted and not available for general use by the Group of US$55 million (2025: US$ nil).
[9]	Includes deferred consideration of US$48 million in relation to the divestment of the Blackwater and Daunia mines (2025: US$280 million).
[10]	Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$62 million (2025: US$176 million) of which other investments (mainly US Treasury Notes) of US$37 million is categorised as Level 1 (2025: US$105 million).
[11]	Includes Senior notes of US$156 million (2025: US$147 million) relating to Samarco with a maturity date of 30 June 2031. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
[12]	Excludes input taxes of US$518 million (2025: US$477 million) included in other receivables.